Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	750,000,000	750,000,000	750,000,000
Preferred stock, shares issued	33,911,991	33,911,991	40,000,000
Preferred stock, shares outstanding	33,911,991	33,911,991	40,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	363,516,660	352,742,548	265,699,106
Common stock, shares outstanding	363,516,660	352,742,548	265,699,106
Common stock, issuable		$ 4,375,000	$ 4,375,000